EMPLOYEE BENEFITS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 18,994	$ 17,568	$ 18,235